October 7, 2022

Via EDGAR filing

Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Simplify Exchange Traded Funds, File Nos. 333-238475 and 811-23570

Dear Ladies and Gentlemen:

On behalf of Simplify Exchange Traded Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 50 (the “Amendment”) to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act. The main purpose for this filing is to register shares of four additional series of the Trust, the Simplify Conservative Allocation ETF, Simplify Moderate Allocation ETF, Simplify Growth Allocation ETF, and Simplify Income Allocation ETF.

If you have any questions, please contact the undersigned at (614) 469-3238 or JoAnn Strasser at (614) 469-3265.

Very truly yours,

/s/ Parker Bridgeport
Parker Bridgeport